Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 298,505	$ 152,417	$ 197,723
Prepaid expense	260,000	11,000	13,000
Deferred offering costs	166,806
Total current assets	725,311	163,417	210,723
Intangible Asset – BESS and Solar Development Projects	22,222,200
Total assets	22,947,511	163,417	210,723
Current liabilities:
Accounts payable and accrued liabilities	211,496	35,229	11,397
Proceeds received on sale of intangible assets - subject to return rights	943,500
Total current liabilities	1,154,996	35,229	11,397
Stockholders’ equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively
Common stock: $0.001 par value, 1,000,000,000 shares authorized, 717,287,220 and 484,464,194 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	717,287	484,464	515,506
Additional paid-in capital	24,931,674	1,552,011	780,414
Accumulated deficit	(3,856,446)	(1,908,287)	(1,096,594)
Total stockholders’ equity	21,792,515	128,188	199,326
Total liabilities and stockholders’ equity	$ 22,947,511	163,417	210,723
Series A Convertible Preferred Stock [Member]
Stockholders’ equity
Preferred stock, $0.001 par value, 10,000,000 shares authorized, 0 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively